UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22436

EntrepreneurShares Series Trust

175 Federal Street, Suite #875
Boston, MA 02110

Dr. Joel M. Shulman, Principal Executive Officer and Principal Financial Officer
175 Federal Street, Suite #875
Boston, MA 02110

Date of fiscal year end: June 30

Date of reporting period: July 1, 2025 – June 30, 2026

Item 1.  Reports to Stockholders.

(a)     A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

ERShares Global Entrepreneurs

ENTIX

:  Institutional Class

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about the ERShares Global Entrepreneurs (the "Fund") for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://entrepreneurshares.com/investor-resources/. You can also request this information by contacting us at (877) 271-8811.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.98%

How did the Fund perform in the last year?

The Fund's performance during the reporting period reflected a challenging market environment characterized by elevated interest rate uncertainty, persistent inflation concerns, and heightened geopolitical tensions. While market leadership remained concentrated in large-cap U.S. companies, particularly the Magnificent Seven, broader entrepreneurial growth companies experienced a more mixed environment. International equity markets generally outperformed U.S. markets over the reporting period, creating a headwind for the Fund's positioning.

The Fund maintained a stronger allocation to U.S. companies, reflecting both our conviction in the long-term strength of U.S. entrepreneurial businesses and the relative resilience of the U.S. market during a period of heightened geopolitical uncertainty. Although this positioning benefited from resilient consumer demand and improving corporate profitability in certain sectors, uncertainty surrounding the Federal Reserve's policy path created headwinds for many growth-oriented companies held by the Fund.

Despite these challenges, we remained disciplined in executing our investment strategy, focusing on entrepreneurial companies with durable competitive advantages, expanding margins, and strong long-term growth prospects. The Fund remained committed to its differentiated approach of bridging private and public markets. We believe that selective exposure to disruptive innovators, alongside a disciplined focus on management, positioned the Fund well in varying market environments.

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

ERShares Global Entrepreneurs Institutional
S&P 500® Index
MSCI World Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
42,271
34,363
26,255
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24
06/30/25
06/30/26

Table Summary
Date	ERShares Global Entrepreneurs Institutional	S&P 500® Index	MSCI World Index
06/30/16	10,000	10,000	10,000
09/30/16	10,677	10,385	10,487
12/31/16	10,796	10,782	10,681
03/31/17	11,566	11,436	11,362
06/30/17	12,405	11,790	11,820
09/30/17	13,091	12,318	12,391
12/31/17	14,049	13,136	13,074
03/31/18	14,351	13,037	12,906
06/30/18	14,718	13,484	13,130
09/30/18	15,258	14,524	13,784
12/31/18	12,505	12,560	11,935
03/31/19	14,504	14,275	13,424
06/30/19	14,881	14,889	13,961
09/30/19	14,598	15,142	14,036
12/31/19	15,961	16,515	15,237
03/31/20	12,872	13,279	12,029
06/30/20	16,340	16,006	14,358
09/30/20	18,769	17,436	15,497
12/31/20	22,099	19,554	17,660
03/31/21	21,949	20,761	18,529
06/30/21	23,306	22,536	19,964
09/30/21	21,138	22,667	19,963
12/31/21	20,117	25,167	21,513
03/31/22	17,524	24,009	20,405
06/30/22	14,206	20,144	17,102
09/30/22	13,272	19,160	16,044
12/31/22	13,746	20,609	17,610
03/31/23	15,293	22,154	18,972
06/30/23	16,018	24,091	20,267
09/30/23	15,112	23,302	19,566
12/31/23	17,020	26,026	21,799
03/31/24	19,573	28,774	23,735
06/30/24	19,378	30,006	24,360
09/30/24	20,885	31,773	25,910
12/31/24	22,777	32,538	25,869
03/31/25	21,233	31,148	25,406
06/30/25	26,651	34,556	28,320
09/30/25	29,556	37,364	30,379
12/31/25	27,799	38,356	31,326
03/31/26	23,447	36,694	30,207
06/30/26	26,255	42,271	34,363

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Institutional Class	-1.49%	2.41%	10.13%
S&P 500® Index	22.32%	13.41%	15.51%
MSCI World Index	21.34%	11.47%	13.14%

Past performance does not guaranteee future results. Call 877-271-8811 or visit https://entrepreneurshares.com/ershares-mutualfunds/entix/ for current month-end performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Effective January 8, 2026, the Fund changed its primary benchmark index from the MSCI World Index (Net) to the S&P 500® Index due to regulatory considerations. The S&P 500® Index is a broad-based, unmanaged measure of changes in stock market conditions based on the average performance of stocks of 500 large U.S. companies.

What did the Fund invest in?

Sector Weightings (% of net assets)

Table Summary
Value	Value
Consumer Staples	0.8%
Utilities	1.9%
Energy	1.9%
Materials	3.3%
Money Market Fund	6.6%
Financials	7.7%
Industrial	8.3%
Consumer Discretionary	9.0%
Health Care	9.2%
Communications	16.7%
Technology	35.7%

Fund Statistics

Table Summary
Total Net Assets	$42,900,370
# of Portfolio Holdings	57
Portfolio Turnover Rate	23%
Investment Advisory Fees (Net of fees waived)	$258,309

Country Weightings (% total investments)

Table Summary
Value	Value
United States	71.4%
Israel	4.3%
Sweden	4.1%
Ireland	3.4%
Australia	3.2%
Other	13.6%

Material Fund Changes

The following is a summary of material changes made to the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at https://entrepreneurshares.com/investor-resources/ or upon request at (877) 271-8811.

Effective November 1, 2025, the Fund reduced its expense cap on all classes from 1.33% to 0.98%, subject to exclusions as described in the Fees and Expenses table in the Fund's prospectus. The expense cap, as revised, remains in place through November 1, 2026.

ERShares Global Entrepreneurs

ENTIX

214A-ENTIX-26

Annual Shareholder Report - June 30, 2026

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit https://entrepreneurshares.com/investor-resources/.

P.O. Box 588

Portland, ME 04112

(877) 271-8811

(b) Not applicable.

Item 2. Code of Ethics.

(a)           As of the end of the period covered by this report, EntrepreneurShares Series Trust (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).
(c)           There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.
(d)           There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.
(e)           Not applicable.
(f)(1)     A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.

Item 3. Audit Committee Financial Expert.

(a)(1)  The Registrant’s Board of Trustees has determined that the Registrant does not have an audit committee financial expert. The committee members and the full Board considered a possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.
(a)(2)  Not applicable.
Item 4. Principal Accountant Fees and Services.

(a)              Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $16,000 in 2025 and $16,000 in 2026.
(b)         Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2025 and $0 in 2026.
(c)         Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $1,500 in 2025 and $2,500 in 2026. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.
(d)         All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2025 and $0 in 2026.
(e)(1)    Pre-Approval of Audit and Permitted Non-Audit Services Provided to the Company
Pre-Approval Requirements. The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Auditor, including the fees therefor. The Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (B) shall be presented to the full Committee at each of its scheduled meetings.
De Minimis Exception to Pre-Approval: Pre-approval for a permitted non-audit service shall not be required if:
a.        the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Company to the Auditor in the fiscal year in which the non-audit services are provided;
b.       such services were not recognized by the Company at the time of the engagement to be non-audit services; and
c.        such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.
Additionally, the Committee shall pre-approve the Auditor’s engagements for non-audit services with the Adviser and any affiliate of the Adviser that provides ongoing services to the Company in accordance with the foregoing, if the engagement relates directly to the operations and financial reporting of the Company, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Auditor by the Company, the Adviser and any affiliate of the Adviser that provides ongoing services to the Company during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (without regard to this exception).
(e)(2)    No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)         Not applicable
(g)         The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2025 and $0 in 2026. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.
(h)         During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.
(i)          Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.
(j)          Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of financial statements filed under Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

EntreprenuerShares Series Trust
TM
ERShares Global Entrepreneurs (ENTIX)
Annual Financial Statements
and Other Information
June 30, 2026

ERShares Global Entrepreneurs
SCHEDULE OF INVESTMENTS
June 30, 2026

The accompanying notes are an integral part of these financial statements.
Shares Security Description Value
Common Stock - 94.5%
Australia - 3.2%
Communications - 0.7%
34,715 SEEK, Ltd. $ 323,270
323,270
Health Care - 0.9%
33,555 Telix Pharmaceuticals, Ltd.
(a)
385,183
385,183
Technology - 1.6%
33,491 Technology One, Ltd. 683,336
683,336
Total Australia 1,391,789
Canada - 2.6%
Technology - 2.6%
179 Constellation Software, Inc./Canada 336,986
6,883 Shopify, Inc.
(a)
785,901
1,122,887
Total Canada 1,122,887
Ireland - 3.4%
Health Care - 3.4%
27,809 Alkermes PLC
(a)
1,457,053
Total Ireland 1,457,053
Israel - 4.4%
Communications - 0.9%
8,319 Wix.com, Ltd.
(a)
377,433
377,433
Technology - 3.5%
6,528 Check Point Software Technologies, Ltd.
(a)
857,975
8,733 Monday.com, Ltd.
(a)
632,182
1,490,157
Total Israel 1,867,590
Japan - 2.1%
Communications - 1.0%
20,556 GMO internet group, Inc. 422,511
422,511
Consumer Discretionary - 1.1%
72,180 Sanrio Co., Ltd. 488,317
488,317
Total Japan 910,828
Netherlands - 0.3%
Technology - 0.3%
2,013 Topicus.com, Inc.
(a)
128,338
Total Netherlands 128,338
Singapore - 2. 7%
Communications - 1.4%
6,194 Sea, Ltd., ADR
(a)
593,571
593,571
Consumer Staples - 0.8%
123,149 Wilmar International, Ltd. 343,627
343,627
Technology - 0.5%
4,865 Karooooo, Ltd. 240,137
240,137
Total Singapore 1,177,335
Sweden - 4.2%
Communications - 0.7%
21,460 Asmodee Group AB, Class B
(a)
314,053
314,053
Consumer Discretionary - 0.7%
4,269 Evolution AB
(a)(b)
292,867
292,867
Shares Security Description Value
Technology - 2.8%
21,460 Coffee Stain Group AB
(a)
$ 38,727
21,460 Embracer Group AB
(a)
139,697
2,191 Spotify Technology SA
(a)
1,005,954
1,184,378
Total Sweden 1,791,298
Thailand - 1.9%
Industrial - 1.9%
1,463 Fabrinet
(a)
822,323
Total Thailand 822,323
United Kingdom - 2.1%
Consumer Discretionary - 2.1%
45,186 Klarna Group PLC
(a)(c)
914,565
Total United Kingdom 914,565
United States - 65.7%
Communications - 12.0%
7,247 Alphabet, Inc., Class A 2,589,860
2,234 AppLovin Corp., Class A
(a)
1,151,024
12,384 Maplebear, Inc.
(a)
586,382
1,449 Meta Platforms, Inc., Class A 816,207
5,143,473
Consumer Discretionary - 3.2%
2,621 Airbnb, Inc., Class A
(a)
375,065
2,635 Amazon.com, Inc.
(a)
628,026
13,894 DraftKings, Inc.
(a)
350,962
1,354,053
Energy - 1.9%
3,046 Valero Energy Corp. 793,300
793,300
Financials - 7.7%
2,414 Coinbase Global, Inc., Class A
(a)
352,903
14,841 Interactive Brokers Group, Inc. 1,291,761
8,381 Robinhood Markets, Inc., Class A
(a)
840,447
28,877 Toast, Inc., Class A
(a)
803,358
3,288,469
Health Care - 4.9%
2,920 Medpace Holdings, Inc.
(a)
1,546,403
2,806 ResMed, Inc. 546,833
2,093,236
Industrial - 6.4%
2,847 Clean Harbors, Inc.
(a)
850,541
18,680 Rocket Lab Corp.
(a)
1,898,822
2,749,363
Materials - 3.3%
15,262 Newmont Corp. 1,425,471
1,425,471
Technology - 24.4%
8,083 Affirm Holdings, Inc.
(a)
659,169
5,911 Arista Networks, Inc.
(a)
1,004,161
1,395 Corpay, Inc.
(a)
464,912
3,856 MongoDB, Inc.
(a)
1,295,230
15,587 NVIDIA Corp. 3,118,803
2,451 Oracle Corp. 359,194
2,658 Palo Alto Networks, Inc.
(a)
906,431
12,364 Pegasystems, Inc. 370,549
2,570 Salesforce, Inc. 402,616
6,251 Super Micro Computer, Inc.
(a)
183,342
1,188 Synopsys, Inc.
(a)
529,931
45,737 UiPath, Inc., Class A
(a)
497,161
2,409 Veeva Systems, Inc., Class A
(a)
427,525
2,203 Zscaler, Inc.
(a)
310,954
10,529,978

ERShares Global Entrepreneurs
SCHEDULE OF INVESTMENTS
June 30, 2026

The accompanying notes are an integral part of these financial statements.
Shares Security Description Value
Utilities - 1.9%
4,997 Vistra Corp. $ 792,674
792,674
Total United States 28,170,017
Uruguay - 1.9%
Consumer Discretionary - 1.9%
477 MercadoLibre, Inc.
(a)
809,655
Total Uruguay 809,655
Total Common Stock (Cost $32,882,628) 40,563,678
Money Market Funds - 6.6%
2,372,434 Fidelity Investments Money Market
Treasury Only Portfolio, Class I, 3.28%
(d)
2,372,434
450,275 Invesco Government & Agency Portfolio,
Class I, 3.57%
(d)(e)
450,275
Total Money Market Funds (Cost $2,822,709) 2,822,709
Investments, at value - 101.1% (Cost $35,705,337) $ 43,386,387
Other Assets & Liabilities, Net - (1.1)% (486,017)
Net Assets - 100.0% $ 42,900,370
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A under the Securities
Act of 1933. At the period end, the value of these securities amounted to
$292,867 or 0.7% of net assets.
(c) All or a portion of the security is on loan as of June 30, 2026. The total value of the securities on loan as of June 30, 2026 was $439,208.
(d) Rate disclosed is the seven day effective yield as of June 30, 2026.
(e) All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $450,275.

ERShares Global Entrepreneurs
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026

The accompanying notes are an integral part of these financial statements.
ASSETS
Investments, at value (Cost $35,705,337)
(a)
$ 43,386,387
Receivables:
Dividends 12,994
Reclaims 9,870
Securities lending income 188
Prepaid expenses 6,879
Total Assets
43,416,318
LIABILITIES
Collateral due to broker for securities loaned 450,275
Payables:
Other payables 311
Accrued Liabilities:
Investment Advisor fees 21,315
Trustees’ fees and expenses 411
Fund services fees 6,006
Other expenses 37,630
Total Liabilities
515,948
NET ASSETS
$ 42,900,370
COMPONENTS OF NET ASSETS
Paid-in capital $ 47,953,642
Accumulated loss (5,053,272)
NET ASSETS
$ 42,900,370
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 2,294,439
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 18.70
(a)
Includes securities on loan of $439,208. See Note 2.

ERShares Global Entrepreneurs
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2026

The accompanying notes are an integral part of these financial statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $9,654) $ 201,450
Interest income 23
Securities lending (net of fees) 10,169
Total Investment Income
211,642
EXPENSES
Investment Advisor fees 398,596
Fund services fees 84,859
Custodian fees 8,719
Registration fees 16,559
Professional fees 22,954
Trustees' fees and expenses 1,886
Other expenses 48,822
Total Expenses 582,395
Fees waived
(143,512)
Net Expenses
438,883
NET INVESTMENT LOSS
(227,241)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
3,357,955
Foreign currency transactions
(1,954)
Net realized gain
3,356,001
Net change in unrealized appreciation (depreciation) on:
Investments
(3,789,447)
Foreign currency translations
(317)
Net change in unrealized appreciation (depreciation)
(3,789,764)
NET REALIZED AND UNREALIZED LOSS
(433,763)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (661,004)

ERShares Global Entrepreneurs
STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.
For the Years Ended June 30,
2026 2025
OPERATIONS
Net investment income (loss) $ (227,241) $ 33,711
Net realized gain 3,356,001 7,765,987
Net change in unrealized appreciation (depreciation) (3,789,764) 5,189,170
Increase (Decrease) in Net Assets Resulting from Operations
(661,004) 12,988,868
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(19,873) (251,881)
CAPITAL SHARE TRANSACTIONS
Sale of shares 228,239 73,018
Reinvestment of distributions 19,796 251,046
Redemption of shares
(1,052,591) (4,116,987)
Redemption fees
3 –
Decrease in Net Assets from Capital Share Transactions
(804,553) (3,792,923)
Increase (Decrease) in Net Assets
(1,485,430) 8,944,064
NET ASSETS
Beginning of Year
44,385,800 35,441,736
End of Year
$ 42,900,370 $ 44,385,800
SHARE TRANSACTIONS
Sale of shares 11,891 4,279
Reinvestment of distributions 992 15,114
Redemption of shares
(56,209) (232,949)
Decrease in Shares
(43,326) (213,556)

ERShares Global Entrepreneurs
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

The accompanying notes are an integral part of these financial statements.
For the Years Ended June 30,
2026 2025 2024 2023 2022
NET ASSET VALUE, Beginning of Year
$ 18.99 $ 13.89 $ 11.49 $ 10.19 $ 21.82
INVESTMENT OPERATIONS
Net investment income (loss) (a) (0.10) 0.01 (0.01) 0.02 (0.10)
Net realized and unrealized gain (loss)
(0.18) 5.19 2.42 1.28 (7.22)
Total from Investment Operations
(0.28) 5.20 2.41 1.30 (7.32)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.01) (0.10) (0.01) – (0.15)
Net realized gain
– – – – (4.16)
Total Distributions to Shareholders
(0.01) (0.10) (0.01) – (4.31)
REDEMPTION FEES(a)
0.00(b) – – – –
NET ASSET VALUE, End of Year
$ 18.70 $ 18.99 $ 13.89 $ 11.49 $ 10.19
TOTAL RETURN
(1.49)% 37.53% 20.97% 12.76% (39.05)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 42,900 $ 44,386 $ 35,442 $ 50,026 $ 45,168
Ratios to Average Net Assets:
Net investment income (loss) (0.51)% 0.09% (0.11)% 0.16% (0.63)%
Net expenses 0.98% 0.98% 0.98% 0.98% 1.29%
Gross expenses(c) 1.30% 1.30% 1.15% 1.17% 1.37%
PORTFOLIO TURNOVER RATE 23% 82% 208% 94% 265%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.005 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

ERShares Global Entrepreneurs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

1. ORGANIZATION
EntrepreneurShares™ Series Trust, a Delaware statutory trust (the “Trust”), was formed on July 1, 2010, and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), the Trust is comprised of two funds, and is authorized to issue multiple series and classes of shares. ERShares Global Entrepreneurs (the “Fund”, formerly known as EntrepreneurShares Global
Fund) is classified as a “diversified” series, as defined in the 1940 Act. The Fund commenced operations on November 11, 2010.
The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its objective by investing mainly in equity securities of global companies with market capitalizations that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by the Fund’s portfolio manager. EntrepreneurShares, LLC, is the Fund’s
Sub-Advisor (the “Sub-Advisor”), and Seaport Global Advisors, LLC, formerly known as Weston Capital Advisors, LLC, is the
Fund’s investment advisor (the “Advisor”). Dr. Joel M. Shulman, Managing Director of the Advisor and President of the Sub-
Advisor, has been the Fund’s portfolio manager since November 11, 2010. Due to the significance of oversight and their role, the management committee of the Advisor is determined to be the Chief Operating Decision Maker.
The Fund has registered three classes of shares: Class A shares, Retail Class shares and Institutional Class shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the Trust’s Board of Trustees (the
“Board”). On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Currently, only Institutional Class shares of the Fund are being offered.
The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Advisor, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S.
GAAP”). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies including
Accounting Standards Update (“ASU”) 2013-08. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Investment Valuations
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.
In determining the net asset value (“NAV”) of the Fund’s shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automatic Quotation System (“Nasdaq”) are valued at the last sale price on the day the valuation is made. Securities that are traded on Nasdaq under one of its three listing tiers, Nasdaq Global Select Market,
Nasdaq Global Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price.

ERShares Global Entrepreneurs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

Unlisted securities held by the Fund are valued at the average of the quoted bid and ask prices in the over-the-counter market.
Securities and other assets for which market quotations are not readily available are valued at their fair value in good faith by the
Advisor, acting in its capacity as valuation designee pursuant to Rule 2a-5 under the 1940 Act, under procedures established by and under the general supervision and responsibility of the Board.
Short-term investments with 61 days or more to maturity at time of purchase are valued at fair market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Fund may elect to use fair value procedures to value a security. Types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b)
options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the SEC; (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange (“NYSE”)
that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.
Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.
There can be no assurance that the Fund could obtain the fair value price assigned to a security upon sale. Securities that are not listed on an exchange are valued by the Fund’s Advisor, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Advisor and the Board take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5)
whether the same or similar securities are held by other funds managed by the Advisor or other fund and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisor; and (7) the liquidity or illiquidity of the market for the security.
Privately-offered securities are not exchange-traded and are subject to liquidity risk, may be difficult to value, may be difficult to sell because of regulatory restrictions on resale, provide fewer financial disclosures than publicly offered or exchange-traded securities, and may be subject to significant brokerage commissions. To the extent the Fund acquires privately-offered securities through a privately-offered special purpose vehicle (“SPV”), the Fund may also be subject to management and performance fees of the SPV.
Fair Value Measurement
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year and expanded disclosure of valuation levels for major security types. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1: Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date;
Level 2: Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly.
These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;
Level 3: Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

ERShares Global Entrepreneurs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes
“observable” requires significant judgment by the Fund. The Fund considers observable data to be that market data, which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.
Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The table below is a summary of the inputs used to value the Fund’s investments as of June 30,
2026.
Please refer to the schedule of investments for more information regarding security characteristics.
The following is the activity in investments in which significant unobservable inputs (Level 3) were used in determining value as of June 30, 2026:
Use of Estimates and Indemnifications
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.
In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown; however, the Trust has not had claims or losses pursuant to these contracts and the Trust expects any risk of loss to be remote.
Federal Income Taxes
The Fund intends to continue to qualify each year as a “regulated investment company” under Sub-chapter M of the Internal
Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net realized gains to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or exercise tax provision is required.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
$ 40,563,678 $ – $ – $ 40,563,678
Money Market Funds
2,822,709 – – 2,822,709
Investments at Value
$ 43,386,387 $ – $ – $ 43,386,387
Partnership Interests
Balance as of June 30, 2025 $ 2,000,000
Proceeds from sales (2,106,780)
Realized gain (loss) 66,780
Net change in unrealized appreciation/depreciation 40,000
Balance as of June 30, 2026 $ –
Net change in unrealized appreciation/depreciation for the year ended June 30, 2026 related to
Level 3 investments held at June 30, 2026 $ –

ERShares Global Entrepreneurs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

The Fund has reviewed all open tax years and major jurisdictions and concluded that the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority for the fiscal year ended June
30, 2026. The Fund would recognize interest and penalties, if any, related to uncertain tax benefits in the Statement of Operations.
During the fiscal year ended June 30, 2026, the Fund did not incur any interest or penalties. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
Distribution to Shareholders
The Fund intends to continue to distribute to their shareholders any net investment income and any net realized long or short-
term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from U.S. GAAP.
Allocation of Expenses
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable.
Foreign Currency Transactions
The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included in net realized and unrealized gain or (loss) on investments in the Statement of Operations.
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid.
Net unrealized foreign exchange gains (losses) arise from the changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.
Investment Transactions and Investment Income
Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date.
For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes.
Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts.
Securities Lending
The Fund may lend portfolio securities constituting up to 33-1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis. During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such securities, and such Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of a Fund or the borrower.
The Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not

ERShares Global Entrepreneurs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

have the right to vote securities on loan but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.
The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Fund will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.
Disclosures about Offsetting Assets and Liabilities
The Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please refer to the Securities Lending Note for additional disclosures related to securities lending, including collateral related to securities on loan.
3. AGREEMENTS
Investment Advisory Agreement
The Advisor, a related party of the Fund, oversees the performance of the Fund and is responsible for overseeing the management of the investment portfolio of the Fund. These services are provided under the terms of an investment advisory agreement between the
Trust and the Advisor, pursuant to which the Advisor receives an annual advisory fee equal to 0.89%. Through November 1, 2026, the Advisor has agreed to waive and/or reimburse the Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business of the
Institutional Class shares of the Fund to the amounts of 0.98% per annum of net assets attributable to such shares of the Fund.
The Advisor shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the Fund is not obligated to pay any such reimbursed fees more than three years after the expense was incurred by the Advisor.
Sub-Advisory services are provided to the Fund, pursuant to an agreement between the Advisor and Sub-Advisor.
Under the terms of this sub-advisory agreement, the Advisor, not the Fund, compensates the Sub-Advisor based on the Fund’s average net assets. Certain officers of the Advisor are also officers of the Sub-Advisor. Dr. Shulman is a majority owner of both the
Advisor and the Sub-Advisor. Other service providers have voluntarily agreed to waive a portion of their fees. Other waivers are not eligible for recoupment. For the year ended June 30, 2026, fees waived and expenses reimbursed were as follows:
Each waiver/expense payment by the Advisor is subject to recoupment by the Advisor from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the
Investment
Advisor Fees
Waived Other Waivers Total
$ 140 , 287 $ 3,225 $ 143 , 512

ERShares Global Entrepreneurs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions are as follows:
Other Service Providers
Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services and administration fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Chief Compliance Officer to the Fund, as well as certain additional compliance support functions
4. INCOME TAXES
The Fund plans to distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year for financial reporting purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.
The tax character of distributions paid for the fiscal years ended June 30, 2026 and June 30, 2025 were as follows:
The Fund designates long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits for the Fund related to net capital gains to zero for the tax year ended June 30, 2026.
Additionally, U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.
At June 30, 2026, the cost of investments for federal income tax purposes is $36,205,613 and the components of net unrealized appreciation (depreciation) were as follows:
At June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:
As of June 30, 2026, the Fund has current year deferred late year ordinary losses of $106,412. These losses will be recognized for tax purposes on the first day of the following tax year.
Recoverable Through
June 30, 2027 $ 86,186
June 30, 2028 124,202
June 30, 2029 140,287
2026 2025
Distributions paid from:
Ordinary income
(a)
$ 19,873 $ 251,881
Total distributions paid $ 19,873 $ 251,881
(a)
Short-term capital gain distributions are treated as ordinary income for tax purposes.
Gross Unrealized Appreciation $ 13,900,521
Gross Unrealized Depreciation (6,719,747)
Net Unrealized Appreciation $ 7,180,774
Other Temporary Differences $ 1,222
Capital and Other Losses (12,235,268)
Net Unrealized Appreciation 7,180,774
Total $ (5,053,272)

ERShares Global Entrepreneurs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

As of June 30, 2026, the Fund had short-term and long-term capital loss carryforwards available to offset future gains, not subject to expiration, in the amount of $9,581,443 and $2,547,413, respectively. During the fiscal year ended June 30, 2026, the Fund utilized capital loss carryforward of $3,209,631 to offset realized capital gains.
On the Statement of Assets and Liabilities, as a result of current year net operating loss, certain amounts have been reclassified for the year ended June 30, 2026. The following reclassification has no impact on the net assets of the Fund.
The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax
Disclosures” (“ASU 2023-09”) during the year ended June 30, 2026. Adoption of the new standard by the Fund impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
5. RELATED PARTIES
At June 30, 2026, certain officers of the Trust were also employees of the Advisor. However, these officers were not compensated directly by the Fund. Refer to Note 1 for more information.
6. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, for the benefit of its shareholders, MAC & Co. held
94.42% of the total Fund shares outstanding.
7. INVESTMENT TRANSACTIONS
For the year ended June 30, 2026, purchases and sales of investment securities, other than short-term investments, were $9,898,218 and $11,730,899, respectively. There were no purchases or sales of long-term U.S. government obligations during the year ended
June 30, 2026.
8. REDEMPTION FEES
The Fund imposes a redemption fee equal to 2% of the dollar value of the shares redeemed within five business days of the date of purchase. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or through the automatic investment plan, shares held in retirement plans (if the plans request a waiver of the fee), or shares redeemed through designated systematic withdrawal plans.
9. SECTOR RISK
If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2026, the Fund had
35.8% of the value of its net assets invested in stocks within the Technology sector.
10. PRIVATELY OFFERED SECURITY RISK
Privately-offered securities are not exchange-traded and are subject to liquidity risk, may be difficult to value, may be difficult to sell because of regulatory restrictions on resale, provide fewer financial disclosures than publicly-traded securities, and may be subject to significant brokerage commissions. To the extent the Fund acquires privately-offered securities through a special-purpose vehicle
(“SPV”), the Fund may also be subject to management and performance fees of the SPV.
Accumulated Loss $ 164,448
Paid-in-Capital (164,448)

ERShares Global Entrepreneurs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

11. FOREIGN SECURITIES RISK
The Fund generally invests a significant portion of its total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Fund invests in are sometimes open on days when the NYSE is not open and the Fund does not calculate its NAV, and sometimes are not open on days when the NYSE is open and the Fund does calculate its NAV. Even on days on which both the foreign market and the NYSE are open, several hours may pass between the time when trading in the foreign market closes and the time at which the Fund calculates its NAV.
That is generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time at which the Fund calculate its NAV.
Foreign stocks, as an asset class, may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depository receipts and participation certificates) include:
currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risk including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.
12. SUBSEQUENT EVENTS EVALUATION
Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of EntrepreneurShares Series Trust
and the Shareholders of ERShares Global Entrepreneurs
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of ERShares Global Entrepreneurs (the “Fund”), a series of
EntrepreneurShares Series Trust, including the schedule of investments, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The financial highlights for each of the three years in the period ended June 30, 2024, have been audited by other auditors, whose reports dated August 29, 2024 and August 29, 2022, expressed an unqualified opinion on such financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We have served as the Fund’s auditor since 2025.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.
As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
TAIT WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 27, 2026

ERShares Global Entrepreneurs
IMPORTANT TAX INFORMATION (UNAUDITED)
June 30, 2026

Federal Tax Status of Dividends Declared during the Fiscal Year
Income Dividends - For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The
Fund paid ordinary income dividends of $19,873 for the tax year ended June 30, 2026. The Fund designated 99.9% of its income dividend distributed as qualifying for the corporate dividends received deductions (DRD) and 99.9% for the qualified dividend rate
(QDI) as defined in Section 1(h)(11) of the Internal Revenue Code. The Fund also designates 0% of its income dividends as qualified interest income (QII) and 0% as qualified short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD).

ERShares Global Entrepreneurs
OTHER INFORMATION (UNAUDITED)
June 30, 2026

Change in and Disagreements with Accountants (Item 8 of Form N-CSR)
Not applicable.
Proxy Disclosure (Item 9 of Form N-CSR)
Not applicable.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7a.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.

(b)	Included as part of financial statements filed under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

Included as part of financial statements filed under Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)     The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”) based on their evaluation of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (filed herewith).

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EntrepreneurShares Series Trust

By	/s/ Dr. Joel M. Shulman
Dr. Joel M. Shulman, Principal Executive Officer and Principal Financial Officer

Date	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Dr. Joel M. Shulman
Dr. Joel M. Shulman, Principal Executive Officer and Principal Financial Officer

Date	August 27, 2026